Unaudited Condensed Consolidated Interim Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or Loss [Abstract]
NET REVENUE	$ 19,284,167	$ 18,052,068	$ 37,282,879	$ 34,739,312	$ 72,918,123	$ 72,613,910	$ 65,042,706
Cost of sales	(16,310,797)	(16,055,155)	(31,951,199)	(31,276,616)	(64,950,972)	(61,070,237)	(52,753,839)
GROSS PROFIT	2,973,370	1,996,913	5,331,680	3,462,696	7,967,151	11,543,673	12,288,867
Selling expenses	(1,116,147)	(1,146,896)	(2,221,268)	(2,258,684)	(4,594,334)	(4,681,689)	(3,551,755)
General and administrative expenses	(696,019)	(510,837)	(1,224,980)	(1,024,990)	(2,315,074)	(2,290,031)	(2,821,182)
Other income	17,247	15,167	38,454	97,117	148,625	311,057	100,745
Other expenses	(44,268)	(46,396)	(66,777)	(85,465)	(122,228)	(99,619)	(32,606)
NET OPERATING EXPENSES	(1,839,187)	(1,688,962)	(3,474,571)	(3,272,022)	(6,883,011)	(6,760,282)	(6,304,798)
OPERATING PROFIT (LOSS)	1,134,183	307,951	1,857,109	190,674	1,084,140	4,783,391	5,984,069
Finance income	195,895	98,171	364,119	219,734	584,216	808,612	430,707
Finance expense	(795,513)	(435,023)	(1,312,482)	(855,761)	(1,937,621)	(2,050,310)	(1,369,186)
NET FINANCE EXPENSE	(599,618)	(336,852)	(948,363)	(636,027)	(1,353,405)	(1,241,698)	(938,479)
Share of profit of equity-accounted investees, net of tax	2,404	3,031	(4,128)	5,807	9,537	11,800	17,178
PROFIT (LOSS) BEFORE TAXES	536,969	(25,870)	904,618	(439,546)	(259,728)	3,553,493	5,062,768
Current income taxes	(253,007)	(31,937)	(256,817)	(38,644)	(69,460)	(515,264)	(1,402,643)
Deferred income taxes	103,815	17,784	104,832	162,977	197,453	105,308	158,513
TOTAL INCOME TAXES	(149,192)	(14,153)	(151,985)	124,333	127,993	(409,956)	(1,244,130)
NET INCOME (LOSS)	387,777	(40,023)	752,633	(315,213)	(131,735)	3,143,537	3,818,638
ATTRIBUTABLE TO:
Company shareholders	328,770	(53,243)	661,097	(332,880)	(198,869)	2,997,488	3,811,442
Non-controlling interest	59,007	13,220	91,536	17,667	67,134	146,049	7,196
NET INCOME (LOSS)	$ 387,777	$ (40,023)	$ 752,633	$ (315,213)	$ (131,735)	$ 3,143,537	$ 3,818,638
Basic earnings (loss) per share – common shares (in Dollars per share)	$ 0.15	$ (0.02)	$ 0.3	$ (0.15)	$ (0.09)	$ 1.34	$ 1.54